Securities - Additional Information (Detail) $ in Thousands	3 Months Ended
	Dec. 31, 2018 USD ($) Securities	Dec. 31, 2017 USD ($)
Investments, Debt and Equity Securities [Abstract]
Fair value of pledged securities	$ 83,400	$ 94,000
Restricted stock investment in FHLB stock	4,100	4,100
Federal Reserve Bank stock	$ 471	$ 471
Number of securities in an unrealized loss position, Total | Securities	103
Number of securities in continuous unrealized loss position, 12 months or more | Securities	73